[graphic omitted]
                               LIBERTY CALIFORNIA
                                TAX-EXEMPT FUND

                                  ANNUAL REPORT
                                JANUARY 31, 2002

--------------------------------------------------------------------------------
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                               LIBERTY eDELIVERY.
 FOR MORE INFORMATION ABOUT RECEIVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY,
       CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE
                            AT WWW.LIBERTYFUNDS.COM.

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Keith T. Banks]

Dear Shareholder:

The Federal Reserve Board's aggressive interest rate cuts -- its response to a slowing economy -- and a volatile stock market provided support for bonds during the year ended January 31, 2002. During this period, the nation's central bank brought a key short-term interest rate -- the federal funds rate -- down from 5.5% to 1.75%, its lowest point ever in 40 years.

  For a second consecutive year, municipal bonds were solid performers. The environment was generally more favorable for corporate and government agency bonds, as investors focused on their attractive values. However, the positive returns generated by municipal bonds helped offset the disappointment of a sagging stock market and historically low yields on money market funds.

  As you may already know, the sale of Liberty's asset management companies to FleetBoston Financial was completed on November 1, 2001. Although the ownership of the investment advisor has changed, your fund will continue to be guided by the same investment principles and the same portfolio manager that attracted you to the fund in the first place. In the following pages, your portfolio manager discusses specific market factors and the performance of the fund in greater detail.

     Sincerely,

 /s/ Keith T. Banks

     Keith T. Banks
     President
     Liberty Funds

--------------------------------------------------------------------------------
MEET THE PRESIDENT

Keith T. Banks is chief investment officer of FleetBoston Financial and chief executive officer of Columbia Management Group whose affiliated investment advisors include such well-known firms as Colonial Management Associates, Inc.

Mr. Banks joined the company in 2000 from J.P. Morgan Investment Management where he was managing director and head of US Equity. Mr. Banks joined J.P. Morgan in 1984 and held a variety of responsibilities including equity research analyst, portfolio manager, head of US Equity Research and global head of Research.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE 1/31/02 ($)
        Class A                                                 7.59
        Class B                                                 7.59
        Class C                                                 7.59

 DISTRIBUTIONS DECLARED PER SHARE 2/01/01 - 1/31/02 ($)
        Class A                                                 .441
        Class B                                                 .386
        Class C                                                 .408

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

As economic and market conditions change frequently, there can be no assurance that trends described in this report will continue or come to pass.

                                               -------------------------------
                                                Not FDIC    May Lose Value
                                                 Insured   ------------------
                                                           No Bank Guarantee
                                               -------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
1/31/92 - 1/31/02

  Class A    Class A     Lehman
   shares     shares     Brothers
  without     with       Municipal
   sales      sales        Bond
  charge     charge        Index
------------------------------------
 $10,000     $ 9,525     $10,000
  10,101       9,621      10,096
  10,647      10,141      10,697
  10,437       9,941      10,557
  10,868      10,352      10,983
  11,201      10,669      11,372
  11,397      10,856      11,642
  11,775      11,216      12,044
  12,001      11,431      12,329
  11,239      10,705      11,619
  11,420      10,878      11,862
  11,035      10,511      11,520
  11,419      10,877      11,891
  11,902      11,337      12,392
  12,100      11,525      12,796
  12,659      12,058      13,230
  13,222      12,594      13,681
  12,843      12,233      13,377
  13,120      12,497      13,640
  13,479      12,838      13,984
  13,616      12,969      14,207
  13,624      12,977      14,265
  14,517      13,827      15,039
  14,596      13,903      15,172
  15,121      14,402      15,644
  14,921      14,212      15,592
  15,322      14,594      15,941
  15,784      15,034      16,389
  16,061      15,298      16,684
  16,008      15,248      16,676
  15,637      14,894      16,401
  15,140      14,420      16,099
  15,111      14,393      16,078
  15,670      14,926      16,522
  16,356      15,579      17,107
  16,823      16,023      17,469
  17,601      16,765      18,215
  17,306      16,484      18,237
  18,003      17,148      18,832
  18,628      17,743      19,304
  18,433      17,558      19,290

 PERFORMANCE OF A $10,000 INVESTMENT
 1/31/92 - 1/31/02 ($)

                            without   with
                             sales    sales
                            charge   charge
----------------------------------------------
Class A                      18,433   17,558
----------------------------------------------
Class B                      17,177   17,177
----------------------------------------------
Class C                      18,066   18,066

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, an index is not an investment and does not incur fees or expenses. It is not possible to invest directly in an index.

Average annual total return as of 1/31/02 (%)

Share class                                 A                                 B                                 C
----------------------------------------------------------------------------------------------------------------------------------
Inception                                6/16/86                            8/4/92                            8/1/97
----------------------------------------------------------------------------------------------------------------------------------
                                without             with          without             with          without             with
                                 sales             sales           sales             sales           sales             sales
                                 charge            charge          charge            charge          charge            charge
----------------------------------------------------------------------------------------------------------------------------------
1-year                            4.70             -0.27            3.94             -1.00            4.24              3.26
----------------------------------------------------------------------------------------------------------------------------------
5-year                            6.24              5.21            5.45              5.13            5.81              5.81
----------------------------------------------------------------------------------------------------------------------------------
10-year                           6.31              5.79            5.56              5.56            6.09              6.09
----------------------------------------------------------------------------------------------------------------------------------

Average annual total return as of 12/31/01 (%)

Share class                                 A                                 B                                 C
----------------------------------------------------------------------------------------------------------------------------------
                                without             with          without             with          without             with
                                 sales             sales           sales             sales           sales             sales
                                 charge            charge          charge            charge          charge            charge
----------------------------------------------------------------------------------------------------------------------------------
1-year                            3.46             -1.45            2.69             -2.19            3.00              2.02
----------------------------------------------------------------------------------------------------------------------------------
5-year                            5.83              4.80            5.04              4.71            5.41              5.41
----------------------------------------------------------------------------------------------------------------------------------
10-year                           6.15              5.64            5.41              5.41            5.94              5.94
----------------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
SEC YIELDS AS OF 1/31/02 (%)
CLASS A                                                 3.90
CLASS B                                                 3.43
CLASS C                                                 3.64

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 3.34% for class C shares.

TAXABLE-EQUIVALENT SEC YIELDS
AS OF 1/31/02 (%)
CLASS A                                                 7.00
CLASS B                                                 6.16
CLASS C                                                 6.54

Taxable-equivalent SEC yields are based on the combined maximum effective 44.31% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of the otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

BOUGHT
--------------------------------------------------------------------------------

San Jose Airport AAA-rated revenue bonds offering a 5.25% coupon, maturing in 2015 (0.7% of net assets). We purchased this higher-rated bond because its interest payments are backed by fee revenue and because it is of intermediate duration. Intermediate bonds generally offer yields comparable to that of longer-term maturity bonds without as much price fluctuation. California needs infrastructure improvements, such as the expansion of the San Jose Airport in Silicon Valley.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

Although the past 12 months have been extraordinarily difficult for the economy, the nation and the stock markets, it was another positive year for bonds. For the year ended January 31, 2002, Liberty California Tax-Exempt Fund class A shares returned 4.70%, without a sales charge. That was lower than the Lehman Brothers Municipal Bond Index, which returned 5.90% for the same period. However, fund performance was comparable to the average of its peer group, the Lipper California Municipal Debt Funds Category average,(1) which posted a return of 4.66%. California municipals underperformed the municipal market due to the impact that the electricity crisis had on California's fiscal outlook. In addition, the fund was affected by the events of September 11th. Our investment in United Airlines, Inc. bonds (0.8% of net assets)(2) hurt performance as a result of reduced air travel following the attacks on New York and Washington. Nonetheless, the fund performed in line with its peer group average.

SHORT RATES DOWN, BUT NOT LONGER ONES
We began the year with a portfolio duration longer than our benchmark index, which reflected our expectation that economic growth would slow gradually and interest rates would come down. (Duration is a measure of a bond's sensitivity to changes in interest rates.) As a result of our outlook, we maintained our focus on bonds in the 10- to 20-year maturity range, which are intermediates and longer-term bonds.

However, short-term interest rates came down farther and faster than we expected as the Federal Reserve Board reduced the federal funds rate 10 times during the period. (The federal funds rate is the rate member banks pay to borrow funds.) In fact, short rates fell so much as to cause concern over a potential inflationary recovery in the economy, which kept intermediate and longer-term interest rates from falling with short rates. Toward the end of the fund's fiscal year, many investment-grade municipal bonds experienced steep price corrections, as investors became more optimistic about the economy and shifted their focus to the stock market.

------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
(2) Holdings are disclosed as of January 31, 2002, and are subject to change.

CAUTIOUS OUTLOOK FOR CALIFORNIA ECONOMY
While the California economy has been hurt by the national economic downturn, the impact on California has been milder than on the nation at large. Weakness in technology and foreign trade, combined with ongoing electricity deregulation problems, continue to pose spending and revenue challenges for the state's policymakers. However, housing is less overbuilt than it was during the last recession. And the state's key defense industry, which suffered in the early 1990s, is now expected to improve modestly in the period ahead.

STABLE SHORT RATES, MODEST DECLINES FOR INTERMEDIATE AND LONG RATES Although we expect the economy to recover in 2002, we do not expect robust growth. Nor do we expect rising inflation. In this environment, we intend to focus on high-quality bonds of intermediate and long-term duration and with good call protection. We believe bond structure -- maturity, coupon and credit quality -- is the key determinant of performance, and we will continue to pay close attention to each of these factors in analyzing and buying bonds. In addition, we are taking steps to reduce the portfolio's direct exposure to uninsured general obligation bonds.

 /s/ Gary Swayze

     Gary Swayze

Gary Swayze is portfolio manager of Liberty California Tax-Exempt Fund and a senior vice president of Colonial Management Associates, Inc.

------------
Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-exempt mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification.

MATURITY BREAKDOWN (%)

          AS OF 1/31/02                 AS OF 1/31/01
---------------------------------------------------------
               39.8                           0.3
               32.8                          10.3
               11.8                          25.9
               15.6                          63.5

Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these maturity breakdowns in the future.

QUALITY BREAKDOWN AS OF 1/31/02 (%)

               AAA: 76.6
                AA:  3.0
                 A:  3.0
               BBB:  6.8
                 B:  0.8
         NON-RATED:  9.8

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

January 31, 2002

MUNICIPAL BONDS - 98.2%                                   PAR             VALUE
-------------------------------------------------------------------------------
EDUCATION - 2.4%
State Educational Facilities Authority:
  La Verne University,
  Series 2000,
  6.625% 06/01/20                                $  1,000,000      $  1,068,350
  Loyola Marymount University, Series 2001,
  (a) 10/01/15                                      1,265,000           638,142
  Pooled College & University Project,
  6.300% 04/01/21                                   1,000,000         1,058,650
  Stanford University,
  Series 2001 R,
  5.000% 11/01/21                                   2,500,000         2,513,225
Statewide Communities Development Authority,
  Crossroads School for Arts & Sciences,
  Series 1998,
  6.000% 08/01/28 (b)                               1,935,000         1,961,974
                                                                   ------------
                                                                      7,240,341
                                                                   ------------
-------------------------------------------------------------------------------
HEALTH CARE - 5.7%
CONGREGATE CARE RETIREMENT - 2.1%
Abag Finance Authority for Nonprofit
  Corps., Channing House,
  Series 1999,
  5.375% 02/15/19                                   1,700,000         1,631,286
Riverside County Public Financing
  Authority, Air Force Village
  West, Inc., Series 1999,
  5.750% 05/15/19                                   2,000,000         1,978,220
Statewide Community Development
  Authority, Eskaton Village -
  Grass Valley, Series 2000,
  8.250% 11/15/31                                   2,500,000         2,659,375
                                                                   ------------
                                                                      6,268,881
                                                                   ------------
HOSPITAL - 3.6%
Abag Finance Authority for Nonprofit
  Corps., San Diego Hospital Assoc.,
  Series 2001 A,
  6.125% 08/15/20                                   1,250,000         1,272,938
Hi-Desert Memorial Health Care District,
  Series 1998,
  5.500% 10/01/15                                   1,000,000           943,750
Riverside County Asset Leasing Corp.,
  Riverside County Hospital Project,
  Series B,
  5.700% 06/01/16                                   2,500,000         2,760,925
State Health Facilities Financing Authority,
  Cedars-Sinai Medical Center, Series 1999 A,
  6.125% 12/01/30                                   2,500,000         2,651,000
Statewide Communities Development Authority:
  Catholic Healthcare West, Series 1999,
  6.500% 07/01/20                                   1,500,000         1,557,630
  St. Joseph Health System, Series 1998,
  5.250% 07/01/10                                     560,000           592,183
Whittier Presbyterian Hospital,
  5.600% 06/01/22                                   1,285,000         1,266,792
                                                                   ------------
                                                                     11,045,218
                                                                   ------------
-------------------------------------------------------------------------------
HOUSING - 5.5%
ASSISTED LIVING/SENIOR - 0.4%
Abag Finance Authority for Nonprofit Corps.,
  Eskaton Gold River Lodge, Series 1998,
  6.375% 11/15/28                                   1,400,000         1,221,500
                                                                   ------------
MULTI-FAMILY - 0.0%
Santa Rosa, Chanate Lodge Project, Series 1992,
  6.625% 12/01/02                                      10,000            10,101
                                                                   ------------
SINGLE FAMILY - 5.1%
Southern California Home Financing Authority,
  Series A,
  7.625% 10/01/22                                     450,000           450,846
State Housing Finance Agency:
  Series A-1, Class I,
  5.950% 08/01/16                                   3,000,000         3,151,050
  Series 1997 B,
  6.000% 08/01/16                                   1,600,000         1,684,848
State Rural Home Mortgage Finance Authority:
  Series A-2,
  7.000% 09/01/29                                   3,795,000         4,072,908
  Series 1995 B,
  7.750% 09/01/26                                     720,000           764,878
  Series 1998 B-4,
  6.350% 12/01/29                                   2,575,000         2,820,398
  Series 2000 B,
  7.300% 06/01/31                                   1,320,000         1,480,472
  Series 2000 D,
  7.100% 06/01/31                                     880,000           987,747
Stockton, Series 1990 A,
  7.400% 08/01/05                                      20,000            20,405
                                                                   ------------
                                                                     15,433,552
                                                                   ------------
-------------------------------------------------------------------------------
OTHER - 13.2%
POOL/BOND BANK - 1.2%
State Public Capital Improvements Financing
  Authority, Joint Powers Agency, Series 1988 A,
  8.500% 03/01/18                                   3,500,000         3,508,260
                                                                   ------------
REFUNDED/ESCROWED (c) - 11.4%
Central Unified School District,
  (a) 03/01/18                                     20,065,000         8,801,312
Colton Public Financing Authority, Series 1995,
  7.500% 10/01/20                                   2,820,000         3,073,800
Duarte, City of Hope National Medical Center,
  Series 1993,
  6.000% 04/01/08                                     500,000           535,010
Los Angeles Convention & Exhibit Center,
  Series 1985,
  9.000% 12/01/20                                     500,000           614,770
Ontario Redevelopment Financing Authority,
  Ontario Redevelopment Project No. 1,
  Series 1993,
  5.800% 08/01/23                                   1,500,000         1,608,285
Pomona, Series 1990 B,
  7.500% 08/01/23                                   1,000,000         1,263,070
Riverside County, Series 1989 A,
  7.800% 05/01/21                                   2,500,000         3,255,325
Riverside Unified School District, Community
  Facilities District No. 2, Series 1993 A,
  7.250% 09/01/18                                   1,000,000         1,053,650
Sacramento Cogeneration Authority, Procter &
  Gamble Project, Series 1995,
  6.500% 07/01/21                                   4,000,000         4,587,120
Sacramento Unified School, Community Facilities
  District No. 1, Series B,
  7.300% 09/01/13                                   1,000,000         1,060,800
San Joaquin Hills Transportation Corridor
  Agency, Series 1993,
  (a) 01/01/20                                     15,400,000         6,053,586
Soledad Redevelopment Agency, Series 1992,
  7.400% 11/01/12                                     825,000           877,198
Whisman School District,
  Series 1996 A:
  (a) 08/01/15                                      1,595,000           827,773
  (a) 08/01/16                                      1,645,000           802,941
                                                                   ------------
                                                                     34,414,640
                                                                   ------------
TOBACCO SECURITIZATION - 0.6%
Sacramento County Tobacco Securitization
  Authority:
  Series 2001 A,
  5.250% 06/01/31                                     750,000           730,245
  Series 2001 B,
  5.000% 06/01/28                                   1,000,000           971,980
                                                                   ------------
                                                                      1,702,225
                                                                   ------------
-------------------------------------------------------------------------------
OTHER REVENUE - 1.2%
HOTELS - 1.2%
Sacramento City Financing Authority, Sacramento
  Convention
  Center,
  Series 1999 A,
  6.250% 01/01/30                                   3,500,000         3,500,000
                                                                   ------------
-------------------------------------------------------------------------------
TAX-BACKED - 55.5%
LOCAL APPROPRIATED - 14.9%
Alameda County, Capital Projects, Series 1989,
  (a) 06/15/14                                      2,185,000         1,194,649
Anaheim Public Financing Authority, Series C,
  6.000% 09/01/14 (d)                               3,500,000         4,047,575
Compton, Civic Center Projects,
  5.500% 09/01/15                                   3,000,000         3,074,550
Grossmont Unified High School District, 1991
  Capital Projects,
  (a) 11/15/06                                      4,500,000         3,861,675
Los Angeles Convention & Exhibition Authority,
  Series 1993 A,
  6.125% 08/15/11                                   5,000,000         5,837,800
Los Angeles County Public Works Financing
  Authority, J.F. Shea Co., Series 1996 A,
  5.500% 10/01/18                                   2,895,000         3,167,420
Los Angeles County, Antelope Valley Courthouse,
  Series 2000 A,
  5.750% 11/01/12                                   1,995,000         2,241,083
Modesto, Community Center Project,
  Series 1993 A,
  5.000% 11/01/23                                   2,235,000         2,279,588
Ridgecrest Civic Center,
  Series 1999,
  6.250% 03/01/26                                   1,500,000         1,589,880
Sacramento City Financing Authority, Series A,
  5.375% 11/01/14                                   1,100,000         1,207,118
Sacramento County, Public Facilities Project,
  5.375% 02/01/19                                   1,000,000         1,033,250
San Diego Convention Center Expansion Financing
  Authority, Series 1998 A,
  4.750% 04/01/28                                   4,750,000         4,497,870
Santa Ana Financing Authority, Police Holding
  Facility, Series 1994 A,
  6.250% 07/01/18                                   6,035,000         7,111,946
Victor Elementary School District, Series 1996,
  6.450% 05/01/18                                   3,345,000         4,013,231
                                                                   ------------
                                                                     45,157,635
                                                                   ------------
LOCAL GENERAL OBLIGATIONS - 10.4%
Central Valley School Districts Financing
  Authority,
  6.450% 02/01/18                                   1,000,000         1,181,630
Clovis Unified School District,
  (a) 08/01/16                                      3,000,000         1,431,150
Corona-Norco Unified School District,
  (a) 09/01/17                                      1,000,000           444,590
Cabrillo Unified School District, Series 1996 A,
  (a) 08/01/15                                      3,000,000         1,526,460
East Whittier School City School District,
  Series A,
  5.750% 08/01/17                                   1,675,000         1,880,874
Fairfield-Suisun Unified School District,
  Series 1999,
  5.250% 08/15/24                                   1,000,000         1,016,480
Fillmore Unified School District, Series A:
  (a) 07/01/11                                        950,000           627,665
  (a) 07/01/12                                        980,000           608,972
  (a) 07/01/17                                        650,000           291,499
Franklin-McKinley School District, Series A,
  5.250% 07/01/16                                   1,705,000         1,764,095
Golden West School Financing Authority,
  Series 1999 A,
  (a) 08/01/12                                      1,925,000         1,191,652
Jefferson Unified High School District,
  Series 2000 A,
  6.450% 08/01/25                                   1,000,000         1,218,110
Las Virgenes Unified School District, Series C,
  (a) 11/01/20                                      1,205,000           438,873
Los Angeles County,
  Series 1999 A,
  (a) 08/01/16                                      1,945,000           927,862
  (a) 08/01/17                                      1,980,000           884,110
Manhattan Beach California Unified School
  District,
  (a) 09/01/25                                      3,000,000           817,410
Oxnard Unified High School District,
  Series 2001 A,
  5.650% 02/01/17                                     960,000         1,065,053
Pomona Unified School District, Series 2001 A,
  5.900% 02/01/16                                     845,000           961,221
Redwood City Elementary School District,
  (a) 08/01/18                                      2,385,000           996,453
Rocklin, Unified School District, Series 1991 C,
  (a) 07/01/20                                      6,920,000         2,570,572
San Juan Unified School District,
  (a) 08/01/15                                      2,760,000         1,403,984
San Marino Unified School District,
  Series 1998 B,
  5.000% 06/01/23                                   1,000,000         1,019,730
San Mateo Unified High School District,
  Series 2001 A,
  5.375% 09/01/19                                   1,000,000         1,042,930

Sanger Unified School District, Series 1999,
  5.350% 08/01/15                                   1,500,000         1,635,900
Simi Valley Unified School District, Series 1997,
  5.250% 08/01/22                                     925,000           976,439
Upland California Unified School District,
  (a) 08/01/25                                        750,000           677,648
Union Elementary School District, Series 1999 A,
  (a) 09/01/19                                      1,750,000           683,375
West Contra Costa Unified School District,
  5.300% 02/01/16                                   1,275,000         1,371,849
Yuba City Unified School District, Series 2000,
  (a) 09/01/20                                      2,385,000           877,895
                                                                   ------------
                                                                     31,534,481
                                                                   ------------
SPECIAL NON-PROPERTY TAX - 2.7%
San Diego Redevelopment Agency,
  (a) 09/01/20                                      3,630,000         1,331,593
Puerto Rico Highway & Transportation Authority:
  Highway & Transportation Revenue,
  5.500% 07/01/14                                   2,000,000         2,208,660
  Public Buildings Authority,
  5.500% 07/01/14                                     500,000           534,365
  Series W,
  5.500% 07/01/09                                     580,000           640,036
  Series 1996 Y,
  6.250% 07/01/12                                   3,000,000         3,508,920
                                                                   ------------
                                                                      8,223,574
                                                                   ------------
SPECIAL PROPERTY TAX - 17.0%
Anaheim Public Financing Authority, Series A,
  5.250% 02/01/18                                   3,000,000         3,084,840
Capistrano Unified School District, Ladera
  Community Facilities District No. 98-2,
  Series 1999,
  5.750% 09/01/29                                   3,000,000         2,966,250
Carson, Series 1992,
  7.375% 09/02/22                                     245,000           254,107
Cerritos Public Financing Authority, Los Coyotes
  Redevelopment Project, Series 1993 A,
  6.500% 11/01/23                                   2,000,000         2,443,340
Concord Redevelopment Agency, Central Concord
  Project, Series
  1988 3,
  8.000% 07/01/18                                      25,000            25,720
Contra Costa County Public Financing Authority,
  Series 1992 A,
  7.100% 08/01/22                                     375,000           384,893
Costa Mesa Public Financing, Series 1991 A,
  7.100% 08/01/21                                     865,000           874,740
Elk Grove Unified School District:
  Community Facilities,
  Series 1995:
  (a) 12/01/18                                      2,720,000         1,118,382
  6.500% 12/01/08                                   1,000,000         1,182,200
  6.500% 12/01/24                                   4,055,000         4,965,875
Englewood Redevelopment Agency, Series 1998 A,
  5.250% 05/01/23                                   1,000,000         1,053,970
La Mirada Redevelopment Agency, Civic Theater
  Project, Series 1998,
  5.700% 10/01/20                                   1,000,000           980,000
La Qunita Redevelopment Agency, Series 2001,
  5.000% 09/01/21                                   1,255,000         1,257,134
Los Angeles Community Redevelopment Agency,
  Hollywood Redevelopment Project,
  Series 1998 C,
  5.375% 07/01/18                                   1,665,000         1,796,485
Oakland Redevelopment Agency, Central District
  Redevelopment Project, Series 1992,
  5.500% 02/01/14                                   8,400,000         9,279,144
Orange County Community Facilities District,
  Ladera Ranch, Series 1999 A,
  6.700% 08/15/29                                   2,000,000         2,117,500
Rancho Cucamonga Redevelopment Agency,
  Series 1996,
  5.250% 09/01/16                                   4,000,000         4,150,680
Riverside County Public Financing Authority,
  Redevelopment Projects, Series A,
  5.250% 10/01/16                                   3,120,000         3,078,972
Riverside Public Financing Authority,
  Series 1991 A,
  8.000% 02/01/18                                      60,000            60,739
San Clemente, Act of 1915, Series 1999,
  6.050% 09/02/28                                   1,000,000         1,007,500
San Marcos Public Facilities Authority,
  Series 1998,
  5.800% 09/01/18                                   1,500,000         1,522,500
Santa Fe Springs Redevelopment Agency,
  Consolidated Redevelopment Project,
  Series 1992 A,
  6.400% 09/01/22                                   2,690,000         2,807,580
Santa Margarita Water District, Series 1999,
  6.250% 09/01/29                                   2,500,000         2,528,125
Santa Margarita/Dana Point Authority,
  Series 1994 B,
  7.250% 08/01/13                                   2,000,000         2,524,640
                                                                   ------------
                                                                     51,465,316
                                                                   ------------
STATE APPROPRIATED - 3.3%
 State Public Works Board:
  Secretary of State & State Archives,
  Series 1992 A,
  6.500% 12/01/08                                   1,000,000         1,176,880
  Various State Prisons Projects, Series 1993 A:
  5.000% 12/01/19 (d)                               6,000,000         6,186,000
  5.250% 12/01/13                                   2,500,000         2,713,475
                                                                   ------------
                                                                     10,076,355
                                                                   ------------
STATE GENERAL OBLIGATIONS - 7.2%
Puerto Rico Aqueduct & Sewer Authority:
  6.000% 07/01/09                                   1,250,000         1,417,600
  6.250% 07/01/13                                   2,750,000         3,224,238
Puerto Rico:
  6.500% 07/01/14                                   2,000,000         2,398,420
  Series 1995,
  5.650% 07/01/15                                   1,000,000         1,115,920
State of California:
  5.500% 04/01/12                                   2,770,000         3,079,852
  10.000% 02/01/10                                  2,000,000         2,745,180
  Series 1995,
  10.000% 10/01/06                                  1,185,000         1,534,622
  Series 1998,
  4.500% 12/01/24                                   3,250,000         2,972,125
  Series 1999,
  4.750% 04/01/29                                   3,600,000         3,390,408
                                                                   ------------
                                                                     21,878,365
                                                                   ------------
-------------------------------------------------------------------------------
TRANSPORTATION - 4.4%
AIR TRANSPORTATION - 0.8%
Statewide Communities Development Authority,
  United Airlines, Inc., Series 2001,
  6.250% 10/01/35                                   4,000,000         2,403,840
                                                                   ------------
AIRPORT - 0.7%
San Jose, Series 2001 A,
  5.250% 03/01/15                                   2,015,000         2,129,654
                                                                   ------------
TRANSPORTATION - 2.9%
Los Angeles Harbor Department, Series 1996 B,
  5.375% 11/01/19                                   8,750,000         8,925,263
                                                                   ------------
-------------------------------------------------------------------------------
UTILITY - 10.3%
INDEPENDENT POWER PRODUCER - 0.3%
Puerto Rico Industrial, Educational, Medical &
  Environmental Cogeneration Facilities, AES
  Project, Series 2000,
  6.625% 06/01/26                                     800,000           864,528
                                                                   ------------
INVESTOR OWNED - 2.0%
State Pollution Control Financing Authority:
  San Diego Gas & Electric Co., Series 1996 A,
  5.900% 06/01/14                                   2,650,000         3,033,243
Southern California Edison Co.:
  Series 1999 B,
  5.450% 09/01/29                                   2,000,000         2,037,260
  Series 1999 C,
  5.550% 09/01/31                                   1,000,000         1,014,790
                                                                   ------------
                                                                      6,085,293
                                                                   ------------
MUNICIPAL ELECTRIC - 2.0%
Puerto Rico Electric Power Authority,
  Series 1989 O,
  (a) 07/01/17                                      2,490,000         1,133,573
Redding Electric Systems,
  Series 1992-A, IFRN
  (variable rate),
  11.130% 07/08/22                                    750,000           961,875
Sacramento Municipal Utilities District:
  Series 1993 G,
  6.500% 09/01/13                                   1,500,000         1,806,150
  Series K,
  5.700% 07/01/17                                   1,500,000         1,675,410
Turlock Irrigation District, Series 1996 A,
  6.000% 01/01/12                                     500,000           575,870
                                                                   ------------
                                                                      6,152,878
                                                                   ------------
WATER & SEWER - 6.0%
Big Bear Lake, Series 1996,
  6.000% 04/01/15                                   1,350,000         1,556,712
Compton, Sewer Revenue,
  Series 1998,
  5.375% 09/01/23                                   1,320,000         1,354,148
Fresno, Series 1995 A,
  6.000% 09/01/10                                   1,420,000         1,641,307
Los Angeles Waste Water,
  Series 1998 C,
  4.000% 06/01/15                                   2,000,000         1,871,800
Metropolitan Water District of Southern
  California, IFRN (variable rate),
  8.960% 08/05/22                                   2,000,000         2,270,000
Sacramento County Sanitation District Financing
  Authority, Series 2001,
  5.500% 12/01/18                                   2,000,000         2,189,440
San Diego County Water Authority, Series 1997 A,
  5.750% 05/01/11                                   2,100,000         2,378,187
Santa Maria, Series A,
  (a) 08/01/14                                      2,000,000         1,085,380
State Department of Water Resources,
  Series 2001 W,
  5.500% 12/01/14                                   2,000,000         2,215,915
West Kern County, Series 2001,
  5.625% 06/01/31                                   1,500,000         1,506,900
                                                                   ------------
                                                                     18,069,789
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (cost of $277,528,783)                                            297,311,689
                                                                   ------------

SHORT-TERM OBLIGATIONS - 0.5%                             PAR             VALUE
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES - 0.5% (d)
IA State Finance Authority, Diocese of
Sioux City,
  Series 1999,
  1.350% 03/01/19                                     325,000           325,000
IA Woodbury County,
  Series 1998,
  1.350% 12/01/14                                     300,000           300,000
IL Sauget, Monsanto Co.,
  Series 1993,
  1.650% 05/01/28                                     300,000           300,000
IN State Health Facilities Financing Authority,
  Pathfinder Services, Inc., Series 1996,
  1.350% 11/01/19                                     255,000           255,000
MN Maple Grove,
  Series 1991 B,
  1.300% 11/01/17                                     300,000           300,000
                                                                   ------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $1,480,000)                                                1,480,000
                                                                   ------------
TOTAL INVESTMENTS - 98.7%
  (cost of $279,008,783) (f)                                        298,791,689
                                                                   ------------
OTHER ASSETS & LIABILITIES, NET - 1.3%                                3,981,605
                                                                   ------------
NET ASSETS - 100.0%                                                $302,773,294
                                                                   ------------
NOTES TO INVESTMENT PORTFOLIO:
(a) Zero coupon bond.
(b) This is a restricted security which was acquired on December 3, 1992 at a cost of $1,935,000. This security represents 0.6% of the Fund's net assets at January 31, 2002.
(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(d) These securities, or a portion thereof, with a market value of $592,630 are being used to collateralize open futures contracts.
(e) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 2002.
(f) Cost for federal income tax purposes is $278,915,307. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Long futures contracts open at January 31, 2002:

                             PAR VALUE                           UNREALIZED
                             COVERED BY        EXPIRATION       APPRECIATION
TYPE                         CONTRACTS           MONTH          AT 01/31/02
--------------------------------------------------------------------------------
Treasury Bond               $13,500,000          March            $97,970

            ACRONYM                             NAME
--------------------------------------------------------------------------------
             IFRN                    Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

January 31, 2002

ASSETS:
Investments, at cost                                            $279,008,783
                                                                ------------
Investments, at value                                           $298,791,689
Cash                                                                  76,799
Receivable for:
  Investments sold                                                 2,936,572
  Fund shares sold                                                   117,316
  Interest                                                         4,316,250
Deferred Trustees' compensation plan                                   6,999
                                                                ------------
    Total Assets                                                 306,245,625
                                                                ------------
LIABILITIES:
Payable for:
  Investments purchased                                            2,210,440
  Fund shares repurchased                                            458,218
  Futures variation margin                                            46,406
  Distribution fees                                                  521,043
  Management fee                                                     126,319
  Transfer agent fee                                                  54,075
  Bookkeeping fee                                                     10,089
  Audit fee                                                           23,692
Deferred Trustees' fee                                                 6,999
Other liabilities                                                     15,050
                                                                ------------
    Total Liabilities                                              3,472,331
                                                                ------------
NET ASSETS                                                      $302,773,294
                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $282,956,566
Undistributed net investment income                                   74,840
Accumulated net realized loss                                       (138,988)
Net unrealized appreciation on:
  Investments                                                     19,782,906
  Futures contracts                                                   97,970
                                                                ------------
NET ASSETS                                                      $302,773,294
                                                                ------------
Class A:
Net assets                                                      $228,429,752
Shares outstanding                                                30,099,285
                                                                ------------
Net asset value, redemption price per share                     $       7.59(a)
                                                                ------------
Maximum offering price per share
 ($7.59/0.9525)                                                 $       7.97(b)
                                                                ------------
Class B:
Net assets                                                      $ 47,989,419
Shares outstanding                                                 6,323,302
                                                                ------------
Net asset value, offering and redemption price per share        $       7.59(a)
                                                                ------------
Class C:
Net assets                                                      $ 26,354,123
Shares outstanding                                                 3,472,549
                                                                ------------
Net asset value, offering and redemption price per share        $       7.59(a)
                                                                ------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended January 31, 2002

INVESTMENT INCOME:
Interest                                                           $15,855,048
                                                                   -----------
EXPENSES:
Management fee                                                       1,487,743
Distribution fee - Class B                                             424,623
Distribution fee - Class C                                             128,037
Service fee                                                            545,526
Bookkeeping fee                                                        113,996
Transfer agent fee                                                     432,638
Trustees' fee                                                           11,837
Custody fee                                                              6,327
Other expenses                                                         114,193
                                                                   -----------
  Total Expenses                                                     3,264,920
Fees waived by Distributor -- Class C                                  (51,051)
Custody earnings credit                                                 (2,871)
                                                                   -----------
 Net Expenses                                                        3,210,998
                                                                   -----------
Net Investment Income                                               12,644,050
                                                                   -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS:
Net realized gain on:
  Investments                                                          858,842
  Futures contracts                                                  1,873,075
                                                                   -----------
    Net realized gain                                                2,731,917
                                                                   -----------
Net change in unrealized appreciation/depreciation on:
  Investments                                                       (2,231,215)
  Futures contracts                                                     97,970
                                                                   -----------
    Net change in unrealized
      appreciation/depreciation                                     (2,133,245)
                                                                   -----------
Net Gain                                                               598,672
                                                                   -----------
Net Increase in Net Assets from Operations                         $13,242,722
                                                                   -----------

See notes to financial statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                     YEAR ENDED JANUARY 31,
INCREASE (DECREASE)                                ---------------------------
IN NET ASSETS                                        2002           2001
------------------------------------------------------------------------------
OPERATIONS:
Net investment income                              $ 12,644,050    $12,842,059
Net realized gain on investments and
  futures contracts                                   2,731,917      3,470,326
Net change in unrealized appreciation/
  depreciation on investments and futures
  contracts                                          (2,133,245)    26,139,373
                                                   ------------   ------------
Net Increase from Operations                         13,242,722     42,451,758
                                                   ------------   ------------
DISTRIBUTIONS DECLARED TO  SHAREHOLDERS:
From  net investment income:
  Class A                                            (9,540,593)    (9,544,728)
  Class B                                            (2,007,316)    (3,058,117)
  Class C                                              (758,538)      (247,491)
From net realized capital gains:
  Class A                                            (3,407,575)      (179,394)
  Class B                                              (716,945)       (59,530)
  Class C                                              (270,924)        (4,818)
                                                   ------------   ------------
Total Distributions Declared to Shareholders        (16,701,891)   (13,094,078)
                                                   ------------   ------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                      48,682,947     20,442,773
  Distributions reinvested                            6,600,816      4,524,961
  Redemptions                                       (37,093,486)   (27,568,911)
                                                   ------------   ------------
  Net Increase (Decrease)                            18,190,277     (2,601,177)
                                                   ------------   ------------
Class B:
  Subscriptions                                      13,308,309      6,699,766
  Distributions reinvested                            1,642,348      1,621,803
  Redemptions                                       (34,688,049)   (28,239,746)
                                                   ------------   ------------
  Net Decrease                                      (19,737,392)   (19,918,177)
                                                   ------------   ------------
Class C:
  Subscriptions                                      25,432,281        989,615
  Distributions reinvested                              777,047        177,127
  Redemptions                                        (5,554,512)    (1,961,306)
                                                   ------------   ------------
  Net Increase (Decrease)                            20,654,816       (794,564)
                                                   ------------   ------------
Net Increase (Decrease) from Share Transactions      19,107,701    (23,313,918)
                                                   ------------   ------------
Total Increase in Net Assets                         15,648,532      6,043,762
                                                   ------------   ------------
NET ASSETS:
Beginning of period                                 287,124,762    281,081,000
                                                   ------------   ------------
End of period (including undistributed net
  investment income of $74,840 and
  overdistributed net investment income of
  $(319,668), respectively)                        $302,773,294   $287,124,762
                                                   ------------   ------------
CHANGES IN SHARES:
Class A:
  Subscriptions                                       6,363,156      2,757,867
  Issued for distributions reinvested                   867,119        617,955
  Redemptions                                        (4,848,213)    (3,795,215)
                                                   ------------   ------------
    Net Increase (Decrease)                           2,382,062       (419,393)
                                                   ------------   ------------
Class B:
  Subscriptions                                       1,727,921        907,646
  Issued for distributions reinvested                   215,968        221,937
  Redemptions                                        (4,529,813)    (3,846,699)
                                                   ------------   ------------
    Net Decrease                                     (2,585,924)    (2,717,116)
                                                   ------------   ------------
Class C:
  Subscriptions                                       3,316,271        133,053
  Issued for distributions reinvested                   101,999         24,295
  Redemptions                                          (710,384)      (268,693)
                                                   ------------   ------------
    Net Increase (Decrease)                           2,707,886       (111,345)
                                                   ------------   ------------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

January 31, 2002

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

Liberty California Tax-Exempt Fund (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in a $56,844 increase in cost of securities and a corresponding $56,844 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to increase net investment income by $36,571, decrease net unrealized appreciation by $36,632, and increase net realized gains by $61. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                             INCREASE (DECREASE)
---------------------------------------------------------------------------
                                UNDISTRIBUTED          ACCUMULATED NET
    PAID-IN CAPITAL         NET INVESTMENT INCOME       REALIZED LOSS
---------------------------------------------------------------------------
          $ --                       $61                    $(61)

These differences are primarily due to discount and premium adjustments. Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

Distributions paid from:
Ordinary Income                                                    $   785,622
Long-term capital gain                                               3,609,822
Tax-exempt income                                                   12,306,447
                                                                   -----------
                                                                   $16,701,891
                                                                   -----------

As of January 31, 2002, the components of distributable earnings on a tax- basis were as follows:

Undistributed long-term gain                                       $   306,843
Unrealized appreciation                                             19,876,382
                                                                   -----------
                                                                   $20,183,225

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to tax treatment for the amortization of discount and the realization for tax purposes of unrealized gains on certain futures contracts.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE

Colonial Management Associates, Inc. (the "Advisor"), is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average daily net assets of the funds constituting Liberty Funds Trust V as follows:

AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE

First $2 billion                          0.50%
Over $2 billion                           0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Fund. The Fund had obtained approval of a new investment advisory contract by the Fund's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average daily net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and received reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended January 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $39,256 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $16, $96,332, and $4,594 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% annually of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% annual rates. For the year ended January 31, 2002, the Fund's service fee was 0.18%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average daily net assets.

For the year ended January 31, 2002, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,871 of custody fees were reduced by balance credits for the year ended January 31, 2002. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY

For the year ended January 31, 2002, purchases and sales of investments, other than short-term obligations, were $39,758,869 and $19,115,392, respectively.

Unrealized appreciation (depreciation) at January 31, 2002, based on cost of investments for federal income tax purposes was:

  Gross unrealized appreciation                                 $22,030,851
  Gross unrealized depreciation                                  (2,154,469)
                                                                -----------
  Net unrealized appreciation                                   $19,876,382
                                                                -----------

OTHER

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may invest in municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Investment Portfolio for a summary of open futures contracts at January 31, 2002.

NOTE 4. LINE OF CREDIT

The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 3313% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means for borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 12 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit during the year ended January 31, 2002.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED JANUARY 31,
                                   --------------------------------------------------------------------------------------
CLASS A SHARES                           2002                2001              2000              1999            1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                             $      7.68          $      6.92       $      7.73       $      7.72     $      7.37
                                     -----------          -----------       -----------       -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.34(a)(b)           0.35(c)           0.35(c)           0.35            0.37
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                         0.01(b)              0.77             (0.79)             0.11            0.42
                                     -----------          -----------       -----------       -----------     -----------
    Total from Investment Operations        0.35                 1.12             (0.44)             0.46            0.79
                                     -----------          -----------       -----------       -----------     -----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                 (0.32)               (0.35)            (0.35)            (0.35)          (0.37)
In excess of net investment income          --                   --                --               (0.01)          --(d)
From net realized gains                    (0.12)               (0.01)             --               (0.07)          (0.07)
In excess of net realized gains             --                   --               (0.02)            (0.02)          --(d)
                                     -----------          -----------       -----------       -----------     -----------
    Total Distributions Declared
      to Shareholders                      (0.44)               (0.36)            (0.37)            (0.45)          (0.44)
                                     -----------          -----------       -----------       -----------     -----------
NET ASSET VALUE, END OF PERIOD       $      7.59          $      7.68       $      6.92       $      7.73     $      7.72
                                     -----------          -----------       -----------       -----------     -----------
Total return (e)                            4.70%               16.49%            (5.92)%            6.23%          11.05%
                                     -----------          -----------       -----------       -----------     -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                0.91%                0.89%             0.91%             0.86%           0.87%
Net investment income (f)                   4.42%(b)             4.79%             4.72%             4.60%           4.92%
Portfolio turnover rate                        7%                   9%               19%               13%             31%
Net assets, end of period (000's)    $   228,430          $   212,839       $   194,606       $   246,576     $   255,838

(a) Per share data was calculated using average share outstanding for the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investm ent Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 4.41%
    to 4.42%. The impact to the net invest ment income and net realized and unrealized gain per share was less than $0.01.
    Per share data and ratios for periods prior to Januar y 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax bas is net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales c harge. (f)The benefits derived from custody credits and direct brokerage arrangements, if applicable, had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED JANUARY 31,
                                       ----------------------------------------------------------------------------------
CLASS B SHARES                           2002                2001              2000              1999             1998
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD $      7.68          $      6.92       $      7.73       $      7.72     $      7.37
                                     -----------          -----------       -----------       -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.28(a)(b)           0.29(c)           0.29(c)           0.29            0.31
Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                 0.02(b)              0.77             (0.79)             0.11            0.42
                                     -----------          -----------       -----------       -----------     -----------
    Total from Investment Operations        0.30                 1.06             (0.50)             0.40            0.73
                                     -----------          -----------       -----------       -----------     -----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                 (0.29)               (0.29)            (0.29)            (0.29)          (0.31)
In excess of net investment income          --                   --                --               (0.01)          --(d)
From net realized gains                    (0.10)               (0.01)             --               (0.07)          (0.07)
In excess of net realized gains             --                   --               (0.02)            (0.02)          --(d)
                                     -----------          -----------       -----------       -----------     -----------
    Total Distributions Declared to
     Shareholders                          (0.39)               (0.30)            (0.31)            (0.39)          (0.38)
                                     -----------          -----------       -----------       -----------     -----------
NET ASSET VALUE, END OF PERIOD       $      7.59          $      7.68       $      6.92       $      7.73     $      7.72
                                     -----------          -----------       -----------       -----------     -----------
Total return (e)                            3.94%               15.63%            (6.63)%            5.42%          10.23%
                                     -----------          -----------       -----------       -----------     -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                                1.66%                1.64%             1.66%             1.61%           1.62%
Net investment income (f)                   3.67%(b)             4.04%             3.97%             3.85%           4.17%
Portfolio turnover rate                        7%                   9%               19%               13%             31%
Net assets, end of period (000's)    $    47,989          $    68,414       $    80,416       $    99,485     $   101,657

(a) Per share data was calculated using average share outstanding during the period.
(b) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investm ent Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 31, 2002, was to increase the ratio of net investment income to average net assets from 3.66%
    to 3.67%. The impact to the net invest ment income and net realized and unrealized gain per share was less than $0.01.
    Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(c) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax bas is net investment income.
(d) Rounds to less than $0.01 per share.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) The benefits derived from custody credits and direct brokerage arrangements, if applicable, had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JANUARY 31,
                              -------------------------------------------------------------------------------------------
CLASS C SHARES                           2002                2001              2000              1999           1998(a)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD $      7.68          $      6.92       $      7.73       $      7.72     $      7.66
                                     -----------          -----------       -----------       -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                       0.31(b)(c)           0.32(d)           0.31(d)           0.31            0.17
Net realized and unrealized
  gain (loss) on investments
  and futures contracts                     0.01(c)              0.77             (0.79)             0.11            0.13
                                     -----------          -----------       -----------       -----------     -----------
    Total from Investment Operations        0.32                 1.09             (0.48)             0.42            0.30
                                     -----------          -----------       -----------       -----------     -----------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                 (0.30)               (0.32)            (0.31)            (0.32)          (0.17)
In excess of net investment income          --                   --                --               (0.01)           --
From net realized gains                    (0.11)               (0.01)             --               (0.07)          (0.07)
In excess of net realized gains             --                   --               (0.02)            (0.01)           --
                                     -----------          -----------       -----------       -----------     -----------

  Total Distributions
    Declared to Shareholders               (0.41)               (0.33)            (0.33)            (0.41)          (0.24)
                                     -----------          -----------       -----------       -----------     -----------
NET ASSET VALUE, END OF PERIOD       $      7.59          $      7.68       $      6.92       $      7.73     $      7.72
                                     -----------          -----------       -----------       -----------     -----------
Total return (e)(f)                         4.24%               15.97%            (6.35)%            5.74%           3.93%(g)
                                     -----------          -----------       -----------       -----------     -----------
RATIOS TO AVERAGE NET ASSETS:
Expenses (h)                                1.36%                1.34%             1.36%             1.31%           1.32%(i)
Net investment income (h)                   3.97%(c)             4.34%             4.27%             4.15%           4.32%(i)
Waiver/reimbursement                        0.30%                0.30%             0.30%             0.30%           0.30%(i)
Portfolio turnover rate                        7%                   9%               19%               13%             31%
Net assets, end of period (000's)    $    26,354          $     5,872       $     6,059       $     5,963     $   101,657

(a) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(b) Per share data was calculated using average share outstanding during the period.
(c) As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Invest ment Companies and began amortizing discount and premium on debt securities. The effect of this change, for the year ended January 3 1, 2002, was to increase the ratio of net investment income to average net assets from 3.96%
    to 3.97%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to January 31, 2002, have not been restated to reflect this change in presentation.
(d) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and direct brokerage arrangements, if applicable, had no impact.
(i) Annualized.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY FUNDS TRUST V
AND THE SHAREHOLDERS OF LIBERTY CALIFORNIA TAX-EXEMPT FUND:

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of the Liberty California Tax-Exempt Fund (the Fund), one of the series of Liberty Funds Trust V, as of January 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended January 31, 1999 were audited by other auditors whose report dated March 11, 1999 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty California Tax-Exempt Fund, one of the series of Liberty Funds Trust V at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                              ERNST & YOUNG LLP
Boston, Massachusetts
March 15, 2002

--------------------------------------------------------------------------------
UNAUDITED INFORMATION
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 26, 2001, a Special Meeting of Shareholders of Liberty California Tax-Exempt Fund was held to conduct a vote for or against the approval of the following item listed on the Fund's Proxy Statement for said Meeting. On July 16, 2001, the record date for the Meeting, the Fund had 38,365,701 shares outstanding. The votes cast were as follows:

PROPOSAL 1.

                                                                                       % OF OUTSTANDING              % OF
TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT:                      SHARES                 SHARES               SHARES VOTED
-----------------------------------------------------------------------------------------------------------------------------
For                                                                24,151,597               62.95%                  93.36%
Against                                                               464,079                1.21%                   1.79%
Abstain                                                             1,254,642                3.27%                   4.85%
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FEDERAL TAX INFORMATION
100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.

For the fiscal year ended January 31, 2002, the Fund designates long-term capital gains of $2,041,858.
--------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of Liberty Funds, the year each was first elected or appointed to office, their principal occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty funds. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-426-3750.

                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS
                                            YEAR FIRST                                                IN
                                 POSITION   ELECTED OR                                              COMPLEX       OTHER
                                   WITH     APPOINTED                                              OVERSEEN      DIRECTOR-
                                  LIBERTY       TO            PRINCIPAL OCCUPATION(s)                 BY          SHIPS
NAME, ADDRESS AND AGE              FUNDS      OFFICE          DURING PAST FIVE YEARS                TRUSTEE        HELD

DISINTERESTED TRUSTEES

Douglas A. Hacker (age 46)        Trustee      2000    President of UAL Loyalty Services and          103           None
c/o Liberty Funds Group LLC                            Executive Vice President of United Airlines
One Financial Center                                   (airline) since September 2001 (formerly
Boston, MA 02111                                       Executive Vice President from July 1999 to
                                                       September 2001); Chief Financial Officer of
                                                       United Airlines since July 1999; Senior
                                                       Vice President and Chief Financial Officer
                                                       of UAL, Inc. prior thereto.

Janet Langford Kelly (age 44)     Trustee      2000    Executive Vice President - Corporate           103           None
c/o Liberty Funds Group LLC                            Development and Administration, General
One Financial Center                                   Counsel and Secretary, Kellogg Company
Boston, MA 02111                                       (food manufacturer), since September 1999;
                                                       Senior Vice President, Secretary and
                                                       General Counsel, Sara Lee Corporation
                                                       (branded, packaged, consumer-products
                                                       manufacturer) prior thereto.

Richard W. Lowry (age 65)         Trustee      1995    Private Investor since August 1987             105           None
c/o Liberty Funds Group LLC                            (formerly Chairman and Chief Executive
One Financial Center                                   Officer, U.S. Plywood Corporation (building
Boston, MA 02111                                       products manufacturer)).

Salvatore Macera (age 70)         Trustee      1998    Private Investor since 1981 (formerly          103          None
c/o Liberty Funds Group LLC                            Executive Vice President and Director of
One Financial Center                                   Itek Corporation (electronics) from 1975 to
Boston, MA 02111                                       1981).

Charles R. Nelson (age 59)        Trustee      2000    Van Voorhis Professor, Department of           103          None
c/o Liberty Funds Group LLC                            Economics, University of Washington;
One Financial Center                                   consultant on econometric and statistical
Boston, MA 02111                                       matters.

John J. Neuhauser (age 58)        Trustee      1985    Academic Vice President and Dean of            105      Saucony, Inc.
c/o Liberty Funds Group LLC                            Faculties since August 1999, Boston College          (athletic footwear),
One Financial Center                                   (formerly Dean, Boston College School of               SkillSoft Corp.
Boston, MA 02111                                       Management from September 1977 to September             (e-learning).
                                                             1999).

Thomas E. Stitzel (age 65)        Trustee      1998    Business Consultant since 1999 (formerly       103          None
c/o Liberty Funds Group LLC                            Professor of Finance from 1975 to 1999 and
One Financial Center                                   Dean from 1977 to 1991, College of
Boston, MA 02111                                       Business, Boise State University);
                                                       Chartered Financial Analyst.

Thomas C. Theobald (age 64)       Trustee      2000    Managing Director, William Blair Capital       103    Xerox Corporation
c/o Liberty Funds Group LLC                            Partners (private equity investing) since            (business products and
One Financial Center                                   1994 (formerly Chief Executive Officer and           services), Anixter
Boston, MA 02111                                       Chairman of the Board of Directors,                  International (network
                                                       Continental Bank Corporation).                        support equipment
                                                                                                            distributor), Jones Lang
                                                                                                            LaSalle (real estate
                                                                                                            management services)
                                                                                                             and MONY Group (life
                                                                                                                insurance).

Anne-Lee Verville (age 56)        Trustee      1998    Author and speaker on educational systems      103   Chairman of the Board of
c/o Liberty Funds Group LLC                            needs (formerly General Manager, Global              Directors, Enesco Group,
One Financial Center                                   Education Industry from 1994 to 1997, and            Inc. (designer, importer
Boston, MA 02111                                       President, Applications Solutions Division           and distributor of
                                                       from 1991 to 1994, IBM Corporation (global              giftware and
                                                       education and global applications)).                   collectibles).

INTERESTED TRUSTEES

William E. Mayer* (age 61)        Trustee      1994    Managing Partner, Park Avenue Equity           105   Lee Enterprises (print
c/o Liberty Funds Group LLC                            Partners (private equity fund) since 1998            and online media), WR
One Financial Center                                   (formerly Founding Partner, Development                Hambrecht + Co.
Boston, MA 02111                                       Capital LLC from November 1996 to February           (financial service
                                                       1999; Dean and Professor, College of                 provider) First Health
                                                       Business and Management, University of                 (health care) and
                                                       Maryland from October 1992 to November               Systech Retail Systems
                                                             1996).                                          (retail  industry
                                                                                                             technology  provider).

Joseph R. Palombo* (age 48)     Trustee and    2000    Chief Operating Officer of Columbia            103          None
One Financial Center            Chairman of            Management Group, Inc. (Columbia Management
Boston, MA 02111                 the Board             Group) since November 2001; formerly Chief
                                                       Operations Officer of Mutual Funds, Liberty
                                                       Financial Companies, Inc. from August 2000
                                                       to November 2001; Executive Vice President
                                                       of Stein Roe & Farnham Incorporated (Stein
                                                       Roe) since April 1999; Executive Vice
                                                       President and Director of the Advisor since
                                                       April 1999, Executive Vice President and
                                                       Chief Administrative Officer of Liberty
                                                       Funds Group LLC (LFG) since April 1999;
                                                       Director of Stein Roe since September 2000;
                                                       Trustee and Chairman of the Board of Stein
                                                       Roe Mutual Funds since October 2000;
                                                       Manager of Stein Roe Floating Rate Limited
                                                       Liability Company since October 2000
                                                       (formerly Vice President of Liberty Funds
                                                       from April 1999 to August 2000; Chief
                                                       Operating Officer and Chief Compliance
                                                       Officer, Putnam Mutual Funds from December
                                                       1993 to March 1999).

Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

--------------------------------------------------------------------------------
OFFICERS AND TRANSFER AGENT
--------------------------------------------------------------------------------

                                                 YEAR FIRST
                                     POSITION    ELECTED OR
                                   WITH LIBERTY  APPOINTED
   NAME, ADDRESS AND AGE              FUNDS      TO OFFICE               PRINCIPAL OCCUPATION(s) DURING PAST FIVE YEARS
OFFICERS

Keith T. Banks (age 46)             President       2001     President of Liberty Funds since November 2001; Chief Investment
Columbia Management Group, Inc.                              Officer and Chief Executive Officer of Columbia Management Group since
590 Madison Avenue, 36th Floor                               2000 (formerly Managing Director and Head of U.S. Equity, J.P. Morgan
Mail Stop NY EH 30636A                                       Investment Management from November 1996 to August 2000).
New York, NY 10022

Vicki L. Benjamin (age 40)            Chief         2001     Chief Accounting Officer of Liberty Funds and Liberty All-Star Funds
One Financial Center                Accounting               since June 2001; Vice President of LFG since April 2001 (formerly Vice
Boston, MA 02111                     Officer                 President, Corporate Audit, State Street Bank and Trust Company from
                                                             May 1998 to April 2001; Audit Manager from July 1994 to June 1997;
                                                             Senior Audit Manager from July 1997 to May 1998, Coopers & Lybrand
                                                             LLP).

J. Kevin Connaughton (age 37)       Treasurer       2000     Treasurer of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         December, 2000 (formerly Controller of Liberty Funds and of Liberty
Boston, MA 02111                                             All-Star Funds from February 1998 to October 2000); Treasurer of Stein
                                                             Roe Funds since February 2001 (formerly Controller from May 2000 to
                                                             February 2001); Senior Vice President of LFG since January, 2001
                                                             (formerly Vice President from April 2000 to January 2001; Vice
                                                             President of the Advisor from February 1998 to October 2000; Senior
                                                             Tax Manager, Coopers & Lybrand, LLP from April 1996 to January 1998).

Michelle G. Azrialy (age 32)        Controller      2001     Controller of Liberty Funds and of Liberty All-Star Funds since May
One Financial Center                                         2001, Vice President of LFG since March 2001 (formerly Assistant Vice
Boston, MA 02111                                             President of Fund Administration from September 2000 to February 2001;
                                                             Compliance Manager of Fund Administration from September 1999 to
                                                             August 2000) (formerly Assistant Treasurer, Chase Global Fund Services
                                                             - Boston from August 1996 to September 1999).

Jean S. Loewenberg (age 56)         Secretary       2002     Secretary of Liberty Funds and of Liberty All-Star Funds since
One Financial Center                                         February 2002; Vice President and Group Senior Counsel, Fleet National
Boston, MA 02111                                             Bank since November 1996.


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty California Tax- Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
LIBERTY CALIFORNIA TAX-EXEMPT FUND

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty California Tax-Exempt Fund
ANNUAL REPORT, JANUARY 31, 2002                                   -------------
                                                                    PRESORTED
[Graphic Omitted] LibertyFunds                                       STANDARD
                                                                  U.S. POSTAGE
      A Member of Columbia Management Group                           PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20
                                                                  -------------

(C)2002 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621

                                                 767-02/7331-0102 (03/02) 02/393